Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 61,436	$ 34,275
Interest-bearing deposits in other financial institutions	1,984	0
Securities available for sale	18,516	28,798
Loans held for sale	1,210	1,953
Loans, net of allowance of $6,110 and $9,758	151,160	190,767
FHLB stock	1,942	1,942
Loan servicing rights	37	57
Foreclosed assets, net	2,370	4,509
Premises and equipment, net	5,534	6,016
Assets held for sale	167	535
Other intangible assets	89	129
Bank owned life insurance	4,273	4,143
Accrued interest receivable and other assets	2,202	2,108
Total assets	250,920	275,232
Deposits
Noninterest bearing	18,409	20,392
Interest bearing	198,640	206,989
Total deposits	217,049	227,381
Long-term FHLB advances	15,742	23,942
Advances by borrowers for taxes and insurance	159	213
Accrued interest payable and other liabilities	2,871	2,552
Subordinated debentures	5,155	5,155
Total liabilities	240,976	259,243
Stockholders' equity
Preferred stock, Series A, $.01 par value; aggregate liquidation value $7,691 in 2011, $7,315 in 2010 1,000,000 shares authorized; 7,225 shares issued	7,120	7,069
Common stock, $.01 par value, shares authorized; 50,000,000 in 2011 and 12,000,000 in 2010, shares issued; 4,686,731 in 2011 and 4,686,331 in 2010	47	47
Common stock warrant	217	217
Additional paid-in capital	27,582	27,542
Accumulated deficit	(22,163)	(16,313)
Accumulated other comprehensive income	386	672
Treasury stock, at cost; 558,533 shares	(3,245)	(3,245)
Total stockholders' equity	9,944	15,989
Total liabilities and stockholders' equity	$ 250,920	$ 275,232